Taxes (Details 4) - COP ($) $ in Millions	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Taxes [Line Items]
Deferred tax assets	$ 3,879,427		$ 4,016,161
Deferred tax liabilities	(1,337,943)		(1,333,280)
Deferred tax assets (liabilities)	2,541,484		2,682,881		$ 2,608,311	$ 2,213,422
Provisions [Member]
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	1,994,762	[1]	1,840,988	[1]	1,875,965
Employee benefits [Member]
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	1,161,860	[2]	1,373,561	[2]	656,997
Loss carry forwards [Member]
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	1,002,062	[3]	611,766	[3]	477,808
Accounts payable [Member]
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	1,193,098		208,618		311,607
Accounts receivable [Member]
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	79,591		94,864		133,840
Property, plant and equipment and Natural and environmental resources [Member]
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	(2,304,140)	[4]	(1,006,299)	[4]	(220,315)
Goodwill [member]
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	(404,394)		(408,932)		$ (345,288)
Investments and derivative instruments [Member]
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	(170,960)		(49,258)
Others [Member]
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	$ (10,395)		$ 17,573

[1]	The most representative item corresponds to the asset retirement obligation (ARO).
[2]	Actuarial calculations for health, retirement pensions, education, pension bonds and other benefits to long–term employees.
[3]	The increase is because of the tax reform that allows a greater recognition of deferred tax on tax losses and excess presumptive income in Refinería de Cartagena mainly.
[4]	For tax purposes, natural and environmental resources and property, plant and equipment have a useful life and a depreciation and amortization calculation methodology different from those determined as per international accounting standards, within this item occasional gains of 10% is included, corresponding to lands. The main variation corresponds to the tax rate reduction from 33% to 30%.